Exhibit 99.2

OPUS
Capital Markets Consultants LLC

Onslow Bay 2015-1

Barclays Services Corporation

Opus Capital Markets Consultants LLC

100 Tri-State International - Suite 300A | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

November 10, 2015

Performed by

Opus Capital Markets Consultants, LLC

For

Barclays Services Corporation

This report summarizes the results of a due diligence review performed on a pool of 92 loans provided by Barclays Services Corporation (Customer) who provided Opus Capital Markets Consultants (Consultant) with a data tape, from which a 100% of the loan sample was chosen and loaded into the OpusFirst® underwriting software. Consultant performed a detailed compliance review and credit data capture on all loans.

Opus CMC was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

Credit Qualification: Each mortgage loan file will be completely re-underwritten to ensure that the loan was qualified in accordance with Customer guidelines and standards in effect at the time of origination as well as generally accepted industry standards and practices. The Credit Qualification review shall include, but not necessarily be limited to, the following:

•	Guidelines: The Consultant will review each loan to ensure conformity with the guidelines that were used during the origination process or as directed by Customer. The guideline analysis will include the core review components as described below in addition to industry standard underwriting policies and procedures (e.g. eligible occupancy, loan purpose, transaction type, etc.). The Consultant will make a determination as to whether all applicable underwriting requirements were met and whether or not prudent underwriting decisions were made and will report such findings to the Customer;

•	Employment: The Consultant will identify and validate the borrower(s) employment and occupation as stated on the loan application by analyzing income documents, tax returns, verifications of employment and income, CPA letters, business license, and other documentation contained in the loan file. The Consultant will validate the borrower(s) employment is in material compliance with the Customers guidelines/standards as well as generally accepted industry standards and practices;

•	Income: The Consultant will recalculate the borrower(s) income based on standard accepted underwriting methodologies or as directed by the Customer by examining tax returns, paystubs, W2, 1099, bank statements, lease agreements, and other income documentation contained in the loan file;

•	Assets: The Consultant will confirm that the borrower(s) has(have) adequate funds to cover any required down payment and closing costs and also meets the Customer’s requirements for assets and reserves;

•	Debt Ratio: The Consultant will recalculate the total debt to income ratio by using the recalculated income in conjunction with re-audited total monthly debt to verify conformity to the Customer’s underwriting guidelines/standards;

•	Original Loan to Value (“LTV”) and Combined Loan to Value (“CLTV”) Ratios: The Consultant will recalculate the LTV and CLTV based on the lowest most reasonable value from the property valuation portion of the review;

•	Credit: The Consultant will confirm that the borrower(s) meet the Customer’s requirements regarding acceptable credit history and credit score requirements;

•	Willingness and capacity to repay the debt: The Consultant will make a determination regarding the borrower(s) reasonable ability and capacity to repay the mortgage debt and will report on its findings to the Customer:

•

Document Inventory/Accuracy: The Consultant will inventory each closed loan file to ensure that all critical documentation is present. The Consultant will audit all Notes, Riders, Addendums, Mortgage, Assignments,

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Modification Agreements, Assumption Documentation, Title Policy, & Deeds to ensure accuracy, completeness, proper interest conveyance, and appropriate lien position as required per closing instructions and in accordance with the Customer’s guidelines as well as general accepted industry standards. If the subject property is either a Cooperative or Leasehold, the corresponding security agreements, abstracts, and land lease agreements shall be reviewed for completeness and accuracy. The Consultant will review the mortgage loan to ensure that it meets the Customer’s requirements for hazard, flood, mortgage, or other insurance as applicable.

Misrepresentation Review: Consultant conducted an investigation of the loan file which included, but was not necessarily limited to, income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation Review included the following review elements:

•	Checked for signature variations between documents

•	Reviewed alerts on the credit report

•	Compared SSNs across all document in the loan file

•	Checked for apparent alterations to the imaged documents provided

•	Compared additional information located in the file provided for discrepancies potentially leading to misrepresentation

•	Reviewed third party fraud product provided and reviewed for any alerts and set conditions where applicable

Property Valuation Review: Consultant reviewed the origination appraisal for issues with the comps used by checking distance, adjustments, and bracketing for reasonableness. Consultant also checked to ensure the appraisal was complete and the appraiser was licensed at the time of the appraisal. Consultant reviewed the loan file provided to determine whether a third party valuations product was required in addition to the appraisal documentation within the loan file. If required, the third party product value was compared to the original appraised value to identify a value variance. If a 10% or greater negative variance was noted, Consultant reported the findings to Customer. If Customer chose to order a new higher level third party product Consultant reviewed this product for value variance. Consultant graded the property valuation based on the final results of the review. The final value related documents, including the appraisal and third party value pieces in the loan file, were escalated to Collateral Risk Analysts, a team of licensed appraisers, for final reconciliation of value variance and final results of the review.

Regulatory Compliance: Each mortgage loan file will be subject to a post-closing regulatory compliance review to verify that each mortgage loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan and that the loans meet the applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 226; (ii) Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06; (iv) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending

•	Section 32/HOEPA. Review includes but is not necessarily limited to:

•	APR test

•	HPML test

•	Points and Fees test

•	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)

•	Review and confirm documentation type (i.e. full, stated, no ratio)

•	Review for evidence of prepayment penalty

•	Verification of Debt to Income conformity, when necessary.

•	Federal Truth in Lending Act/Regulation Z. Review includes, but is not necessarily limited to:

•

A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable. A review and comparison of the initial and final TIL with a report outlining any TILA

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violations. Review includes a re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: Review includes a verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).

•	S.A.F.E. Mortgage Licensing Act:

•	Consultant will perform a search of the mortgage loan originator and of the loan officer (“MLO”) in the www.nmlsconsumeraccess.org database to confirm that the MLO was appropriately licensed at the time of the mortgage loan’s origination and closing.

RESPA/Regulation X: Each mortgage loan will be reviewed to ensure compliance with the January 1, 2010 or most current amendments to Regulation X. The RESPA/Regulation X review will consist of the following:

Good Faith Estimate (GFE) and Final HUD-1 Settlement Statement:

•	Good Faith Estimate (GFE): The Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including

•	Confirm the presence of the current GFE form in effect at the time of origination.

•	Verify the GFE was provided to the borrower(s) within three days of “Application”.

•	Application shall be defined by Regulation X and generally be considered complete when the following conditions are met (a) Borrower(s) First and Last Name (b) Borrower(s) Social Security Number (to enable the loan originator to obtain a credit report) (c) Subject Property Address (including “To Be Determined”) (d) Mortgage Loan Amount Sought (e) Estimation of Property Value (f) Monthly Income

•	The Consultant will verify that all Broker fees, including Yield Spread Premium (“YSP”) were accurately disclosed and reflected in the appropriate locations.

•	Fees will be reviewed to ensure they are reasonable and customary fees for the lender and title and escrow companies and that those fees were accurately disclosed on the GFE and were reflected in the proper location on the document.

•	Analysis to determine whether a Changed Circumstance form is required to accompany each revised Good Faith Estimate (GFE)

•	Final HUD-1: The Consultant will confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:

•	Confirm the presence of the current applicable Final HUD-1 form

•	Confirm the Final HUD-1 accurately lists all broker and YSP fees.

•	Good Faith Estimate (GFE ) and Final HUD-1 analysis: Confirm compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:

•	Analysis of Origination fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (no variance)

•	Analysis of Third-Party fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (10% tolerance in variance)

•	Analysis to confirm all fees are accurately reflected in the correct tolerance category on the Good Faith Estimate (GFE) and Final HUD-1

•	Analysis to confirm lender accurately provided borrower adequate restitution in the event of tolerance violations and timelines for restitution/document correction were adhered to

•	Analysis to confirm loan terms are accurately disclosed between the Good Faith Estimate (GFE) and Final HUD-1

•	Analysis to confirm page 3 of the HUD-1 accurately reflects fees disclosed on the Good Faith Estimate (GFE) and Final HUD-1

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Additional Regulation X Disclosures and Requirements: The Consultant will confirm compliance with current RESPA documentation and timing requirements in effect at origination of the Mortgage Loan including

•	Servicing Transfer Disclosure:

•	Confirm the presence of the Servicing Transfer Disclosure form in file

•	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

•	Confirm the Servicing Transfer Disclosure is executed by all applicants

•	Special Information Booklet

•	Confirm the presence of the Special Information Booklet in file on Purchase and Construction (Construction to Perm loans) loans

•	Confirm the Special Information Booklet provided within three general business days of application

•	Affiliated Business Disclosure

•	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements

•	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Opus CMC reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)

•	Confirm the Affiliated Business Disclosure is executed

•	Initial Escrow Disclosure Statement

•	Confirm the presence of the Initial Escrow Disclosure Statement in file

•	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

•	High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

•	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).

•	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.

•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

•	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.

•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.

•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.

•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

•	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.

•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).

•	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).

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•	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

•	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

•	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.

•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.

•	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).

•	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

•	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).

•	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).

•	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.

•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).

•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

•	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

•	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.

•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

•	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq

•	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.

•	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.

•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.

•	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

•	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

•	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.

•	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.

•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.

•	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

Dodd-Frank Act: The consultant will review each mortgage for compliance with the rules established under the Dodd-Frank Act for Ability-to-Repay and Qualified Mortgage requirements. The review will consist of the following:

•	Ability to Repay: Assess the Ability-to-Repay (“ATR”) of each borrower for transactions which fall outside of the Qualified Mortgage (“QM”) rule. The review will consist of the following:

•	ATR Verifications

•	Verification of the Ability-to-Repay shall be considered based on a review of the following criterial: (1) income and assets, (2) current employment status, (3) monthly payment on covered loan, (4) monthly payment on simultaneous loan, (5) monthly payment for mortgage related obligations, (6) current debt, alimony and child support, (7) DTI or residual income, and (8) credit history.

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•	ATR Credit Exceptions

•	Verify that no lender based credit exceptions are present and/or approved.

•	ATR Rating

•	ATR test results will be provided by grading each loan’s ATR compliance as: ATR-Pass, ATR-Fail and ATR Exempt.

•	Qualified Mortgage: Evaluate each loan seeking QM status to validate compliance with requirements of the Qualified Mortgage (“QM”) regulations for Temporary Qualified Mortgages (“TQM”), Small Creditor Qualified Mortgages (“SCQM”) and Small Creditor Balloon Qualified Mortgages (“BQM”). This review will consist of the following:

•	Product Features

•	Verify that loans seeking QM status not allow for interest only loan terms, negative amortization loans, balloon terms or terms exceeding 30 years.

•	Debt-to-Income Ratios

•	Verify that debt-to-income ratios do not exceed 43%.

•	Points and Fees

•	Verify that loans seeking QM status do not contain charges to the borrower that exceed the 3 percent of the total loan amount for a loan greater than or equal to $100,000, $3,000 for a loan greater than or equal to $60,000 but less than $100,000, 5 percent of the total loan amount for a loan greater than or equal to $20,000 but less than $60,000, $1,000 for a loan greater than or equal to $12,500 but less than $20,000, or 8 percent of the total loan amount for a loan less than $12,500. (2014 – subject to annual adjustments in subsequent years)

•	Temporary Qualified Mortgage: Verify that loans made from the government and the GSEs meet all applicable guideline requirements in lieu of the 43% debt-to-income ratio cap including guidelines regarding: LTV/CLTV, DTI, Credit Score, Reserves, Max Loan Amount, the maximum cash out amount and minimum disposable income requirements.

•	QM & ATR Reporting

•	Upon review of the related documents and QM and ATR testing standards, verify the QM/ATR status in the credit rating agency format as follows:

•	QM – NonHPML

QM or TQM – Pass / HPML – No

•	QM – HPML

QM or TQM – Pass / HPML – Yes

•	NonQM – Compliant

QM or TQM – Fail, Exempt / ATR – Compliant

•	NonQM – Noncompliant

QM or TQM – Fail, Exempt / ATR – Noncompliant

•	Not covered – Exempt

QM or TQM – Exempt / ATR – Exempt

•	Higher Priced Mortgage Loans

•	Determine whether each loan would be considered a Higher Priced Mortgage Loan (“HPML”). A loan APR which exceeds the Average Prime Offer Rate by 1.50% or more percentage points on conforming First Liens and 3.50% or more percentage points on Second Liens. For FHA TQM, the formula is modified to be the Average Prime Offer Rate plus 1.15%, plus the monthly MI premium factor.

•	Escrow Requirements

•	Verify that all HPML loans have escrow accounts established for the first five years of the life of the loan.

•	HPML Appraisal Rules

•	Verify that all HPML loans meet the following additional appraisal rules: borrower’s right to receive the appraisal report, written appraisal from a certified or licensed appraiser, evidence of an interior inspection, delivery of copies no later than 3 days from consummation, and a 2nd appraisal detailing improvements, market conditions and change in sale price for loans that meet the “flipping” definition.

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•	Loan Originator Compensation

•	Verify disclosed compensation is permissible. Verify disclosed compensation in Points and Fees testing as appropriate. Verify Loan Originator and Loan Originator Organization licensing status as well as proper disclosure on the application, note and mortgage as per applicable Safe Act and Loan Originator regulations.

Data Integrity: Consultant compared the data supplied in the corresponding bid tape to the documents and servicing information audited through its review. If the comparison revealed discrepancies these were reconciled by Consultant. Data elements for comparison were determined on an “as available” basis and upon mutual agreement between Parties.

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Pool Details

Loan Type
Type	Count	% of Pool
Jumbo Non-Conforming	92	100.00%
Total	92	100.00%

Interest Rate
Type	Count	% of Pool
2.500-3.000	10	10.87%
3.125-3.500	59	64.13%
3.625-4.000	23	25.00%
Total	92	100.00%

Purpose
Type	Count	% of Pool
Purchase	41	44.57%
Rate Term Refinance	43	46.74%
Cash out Refinance	8	8.70%
Construction to Perm	0	0.00%
Total	92	100.00%

DTI
Type	Count	% of Pool
0-19.99	9	9.78%
20-29.99	21	22.83%
30-34.99	16	17.39%
35-39.99	25	27.17%
40-43.00	21	22.83%
Total	92	100.00%

Product Type
Type	Count	% of Pool
Arm	92	100.00%
Total	92	100.00%

Occupancy
Type	Count	% of Pool
Primary	90	97.83%
Second Home	2	2.17%
Investment Property	0	0.00%
Total	92	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	55	59.78%
Co-op	0	0.00%
Condo, Low Rise	8	8.70%
Condo, High Rise	0	0.00%
PUD	29	31.52%
Townhouse	0	0.00%
1-4 Family attached	0	0.00%
Total	92	100.00%

LTV
Type	Count	% of Pool
35-44.99	3	3.26%
45-54.99	8	8.70%
55-64.99	18	19.57%
65-74.99	30	32.61%
75-80.00	33	35.87%
Total	92	100.00%

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QM Type

Type	Count	% of Pool
QM/Non-HPML	92	100.00%
Non-QM/Non-Compliant	0	0.00%
Not Applicable	0	0.00%
Total	92	100.00%

Tape Discrepancies

Field	Accuracy Rate
Application Date	96.74%
Appraised Value	61.96%
CLTV	65.22%
DTI	5.43%
FICO	82.61%
First Change Date	94.57%
Interest Only	100.00%
Interest Rate	98.91%
Loan Purpose	98.91%
Loan Type	100.00%
LTV	61.96%
Maturity Date	100.00%
Occupancy	100.00%
Original Balance	78.26%
Property City	95.65%
Property County	97.83%
Property Address	98.91%
Property Type	97.83%
Sales Price	100.00%
Second Mortgage Lien Amount	100.00%
Self Employed	93.48%
State	100.00%
QM Type	100.00%
Zip Code	97.83%
Average Accuracy Rate	88.59%

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Loan Grading Definitions

Credit

S&P	Moodys	Fitch	Kroll	Definition
CA	A	A	A	Loan conforms to all applicable guidelines, no conditions noted

CB	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors

CC	C	C	C	The loan does not meet every applicable credit guidelines, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors

CD	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moodys	Kroll	Definition
RA	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations

RB	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist

RC	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations

RD	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations

B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented

C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations

D	The loan file is missing critical documentation required to perform the review

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Property Valuation

Moodys	Fitch	Kroll	Definition
A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability

C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
VA	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

VB	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability

VC	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

VD	The loan file was missing the appraisal and/or other valuations products needed to complete the review

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Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Grading Summary Report dated November 10, 2015.

Final Ratings

S&P Initial Rating	Total	Percentage	S&P Final Rating	Total	Percentage
A	9	9.78%	A	82	89.13%
B	6	6.52%	B	10	10.87%
C	5	5.43%	C	0	0.00%
D	72	78.26%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Moodys Initial Rating	Total	Percentage	Moodys Final Rating	Total	Percentage
A	9	9.78%	A	82	89.13%
B	5	5.43%	B	10	10.87%
C	6	6.52%	C	0	0.00%
D	72	78.26%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Fitch Initial Rating	Total	Percentage	Fitch Final Rating	Total	Percentage
A	9	9.78%	A	76	82.61%
B	6	6.52%	B	16	17.39%
C	1	1.09%	C	0	0.00%
D	76	82.61%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Kroll Initial Rating	Total	Percentage	Kroll Final Rating	Total	Percentage
A	9	9.78%	A	82	89.13%
B	6	6.52%	B	10	10.87%
C	5	5.43%	C	0	0.00%
D	72	78.26%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

DBRS Initial Rating	Total	Percentage	DBRS Final Rating	Total	Percentage
A	9	9.78%	A	82	89.13%
B	6	6.52%	B	10	10.87%
C	5	5.43%	C	0	0.00%
D	72	78.26%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Opus CMC	Privileged and Confidential	Page 13

Credit Ratings

S&P Initial Credit Rating	Total	Percentage	S&P Final Credit Rating	Total	Percentage
CA	33	35.87%	CA	87	94.57%
CB	0	0.00%	CB	5	5.43%
CC	3	3.26%	CC	0	0.00%
CD	56	60.87%	CD	0	0.00%
Total	92	100.00%	Total	92	100.00%

Moodys Initial Credit Rating	Total	Percentage	Moodys Final Credit Rating	Total	Percentage
A	33	35.87%	A	87	94.57%
B	0	0.00%	B	5	5.43%
C	3	3.26%	C	0	0.00%
D	56	60.87%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Fitch Initial Credit Rating	Total	Percentage	Fitch Final Credit Rating	Total	Percentage
A	33	35.87%	A	87	94.57%
B	0	0.00%	B	5	5.43%
C	3	3.26%	C	0	0.00%
D	56	60.87%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Kroll Initial Credit Rating	Total	Percentage	Kroll Final Credit Rating	Total	Percentage
A	33	35.87%	A	87	94.57%
B	0	0.00%	B	5	5.43%
C	3	3.26%	C	0	0.00%
D	56	60.87%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

DBRS Initial Credit Rating	Total	Percentage	DBRS Final Credit Rating	Total	Percentage
A	33	35.87%	A	87	94.57%
B	0	0.00%	B	5	5.43%
C	3	3.26%	C	0	0.00%
D	56	60.87%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Opus CMC	Privileged and Confidential	Page 14

Compliance Ratings

S&P Initial Compliance Rating	Total	Percentage	S&P Final Compliance Rating	Total	Percentage
RA	21	22.83%	RA	87	94.57%
RB	17	18.48%	RB	5	5.43%
RC	17	18.48%	RC	0	0.00%
RD	37	40.22%	RD	0	0.00%
Total	92	100.00%	Total	92	100.00%

Moodys Initial Compliance Rating	Total	Percentage	Moodys Final Compliance Rating	Total	Percentage
A	21	22.83%	A	87	94.57%
B	16	17.39%	B	5	5.43%
C	18	19.57%	C	0	0.00%
D	37	40.22%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Fitch Initial Compliance Rating	Total	Percentage	Fitch Final Compliance Rating	Total	Percentage
A	21	22.83%	A	81	88.04%
B	17	18.48%	B	11	11.96%
C	3	3.26%	C	0	0.00%
D	51	55.43%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Kroll Initial Compliance Rating	Total	Percentage	Kroll Final Compliance Rating	Total	Percentage
A	21	22.83%	A	87	94.57%
B	17	18.48%	B	5	5.43%
C	17	18.48%	C	0	0.00%
D	37	40.22%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

DBRS Initial Compliance Rating	Total	Percentage	DBRS Final Compliance Rating	Total	Percentage
A	21	22.83%	A	87	94.57%
B	17	18.48%	B	5	5.43%
C	17	18.48%	C	0	0.00%
D	37	40.22%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Opus CMC	Privileged and Confidential	Page 15

Property Ratings

S&P Initial Property Rating	Total	Percentage	S&P Final Property Rating	Total	Percentage
VA	92	100.00%	VA	92	100.00%
VB	0	0.00%	VB	0	0.00%
VC	0	0.00%	VC	0	0.00%
VD	0	0.00%	VD	0	0.00%
Total	92	100.00%	Total	92	100.00%

Moodys Initial Property Rating	Total	Percentage	Moodys Final Property Rating	Total	Percentage
A	92	100.00%	A	92	100.00%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Fitch Initial Property Rating	Total	Percentage	Fitch Final Property Rating	Total	Percentage
A	92	100.00%	A	92	100.00%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Kroll Initial Property Rating	Total	Percentage	Kroll Final Property Rating	Total	Percentage
A	92	100.00%	A	92	100.00%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

DBRS Initial Property Rating	Total	Percentage	DBRS Final Property Rating	Total	Percentage
A	92	100.00%	A	92	100.00%
B	0	0.00%	B	0	0.00%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
Total	92	100.00%	Total	92	100.00%

Opus CMC	Privileged and Confidential	Page 16

92 Loans Reviewed
216	235	254	273	292
217	236	255	274	293
218	237	256	275	294
219	238	257	276	295
220	239	258	277	296
221	240	259	278	297
222	241	260	279	298
223	242	261	280	299
224	243	262	281	300
225	244	263	282	301
226	245	264	283	302
227	246	265	284	303
228	247	266	285	304
229	248	267	286	305
230	249	268	287	306
231	250	269	288	307
232	251	270	289
233	252	271	290
234	253	272	291

If you have any questions, please contact Jennifer LaBud or Jeni@opuscmc.com

Opus CMC	Privileged and Confidential	Page 17